Employee Defined Contribution Plan and Defined Benefit Plan	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Defined Contribution Plan
24.	Employee Defined Contribution Plan and Defined Benefit Plan

Chinese labor regulations require companies in the PRC to participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees, and to make contributions to the government for these benefits based on a certain percentage of the employees’ salaries. The companies in China are required to make contributions to the government mandated defined contribution plan for these benefits based on 28%~ 45% of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1,394,630 ,RMB1,297,244 ,RMB1,947,237 and RMB2,142,348 (US$337,218) respectively for each of the years ended December 31, 2009 and 2010, six months ended June 30, 2011 and the year ended June 30, 2012, respectively.

Defined Benefit Asset / Liability in PGW	2012	2011
	(RMB'000)	(RMB'000)

Present value of funded obligations	(378,003)	(370,099)
Fair value of plan assets	246,500	279,267
Total defined benefit asset / (liability)	(131,504)	(90,832)

PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse.

Group / Company	PGG Wrightson Employment Benefits Plan
Plan assets consist of:	2012	2011
NZ equities	62%	63%
Fixed interest	36%	34%
Cash	2%	3%
	100%	100%

Actuarial Assumptions:	2012	2011
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	5.04%
Expected return on plan assets	6.00%	6.00%
Future salary increases	3.50%	3.50%
Future pension increases	2.50%	2.50%

Assumptions regarding future mortality are based on published statistics and mortality tables. The average remaining life expectancy of an individual retiring at age 65 is 19 years for males and 22 years for females. The overall expected long-term rate of return on assets is 6 percent. The expected long-term return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based on expected future returns of the different asset classes and the investment policies for the plans.

	2012	2011
Historical information	(RMB’000)	(RMB’000)
Present value of the defined benefit obligation	378,003	346,209
Fair value of plan assets	(246,500)	(261,240)
Deficit in the plan	131,503	84,969

PGW expects to pay $3.761 million (2011: $2.244 million) in contributions to defined benefit plans in 2012. Member contributions are expected to be $1.128 million (2011: $1.378 million).

	2012	2011
Movement in the liability for defined benefit obligations*	(RMB’000)	(RMB’000)
Liability for defined benefit obligations at 1 July	346,209
Benefits paid by the plan	(19,122)
Current service costs and interest	20,103
Member contributions	6,825
Actuarial (gains)/losses recognised in equity	23,989
Liability for defined benefit obligations at 30 June	378,003

Movement in plan assets:*
Fair value of plan assets at 1 July	261,240
Contributions paid into the plan	13,654
Benefits paid by the plan	(19,122)
Expected return on plan assets	15,508
Actuarial gains/(losses) recognised in equity	(24,780)
Fair value of plan assets at 30 June	246,500

Expense recognised in profit or loss:*
Current service costs	11,611
Interest on obligation	8,492
Expected return on plan assets	(15,507)
	4,596
Recognised in Non-Trading Items	(2,233)
Recognised in Employee Benefit Expense	6,830
	4,597
Actual return on plan assets	(6,865)

* Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Gains and losses recognised in equity:

Cumulative gains/(losses) at 1 July	(99,890)	(94,843)
Net profit and loss impact from current period costs	(4,596)	(8,292)
Recognised during the year	(53,725)	3,245
Cumulative gains/(losses) at 30 June	(158,211)	(99,890)